Shareholder Report	6 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000244722
Shareholder Report [Line Items]
Fund Name	Absolute Capital Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	CAPOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/funds/
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 61,890,672	$ 61,890,672
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 354,604
InvestmentCompanyPortfolioTurnover	10.00%
C000244726
Shareholder Report [Line Items]
Fund Name	Absolute CEF Opportunities
Class Name	Institutional Shares
Trading Symbol	ACEFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/funds/
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.79%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,185,545	$ 5,185,545
Holdings Count | Holding	17	17
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
C000244724
Shareholder Report [Line Items]
Fund Name	Absolute Convertible Arbitrage Fund
Class Name	Institutional Shares
Trading Symbol	ARBIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/funds/
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 984,402,295	$ 984,402,295
Holdings Count | Holding	212	212
Advisory Fees Paid, Amount	$ 4,934,103
InvestmentCompanyPortfolioTurnover	10.00%
C000244723
Shareholder Report [Line Items]
Fund Name	Absolute Convertible Arbitrage Fund
Class Name	Investor Shares
Trading Symbol	ARBOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/funds/
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Feb. 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 984,402,295	$ 984,402,295
Holdings Count | Holding	212	212
Advisory Fees Paid, Amount	$ 4,934,103
InvestmentCompanyPortfolioTurnover	10.00%
C000244725
Shareholder Report [Line Items]
Fund Name	Absolute Flexible Fund
Class Name	Institutional Shares
Trading Symbol	FLXIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/funds/
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Jun. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 28,477,935	$ 28,477,935
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 118,414
InvestmentCompanyPortfolioTurnover	31.00%
C000215804
Shareholder Report [Line Items]
Fund Name	Absolute Select Value ETF
Trading Symbol	ABEQ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(833) 267-3383
Additional Information Website	https://absoluteadvisers.com/funds/
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Jan. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 90,130,379	$ 90,130,379
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 251,428
InvestmentCompanyPortfolioTurnover	0.00%
C000239618
Shareholder Report [Line Items]
Fund Name	Dean Equity Income Fund
Trading Symbol	DAEIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Nov. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 92,465,477	$ 92,465,477
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ 177,706
InvestmentCompanyPortfolioTurnover	12.00%
C000044154
Shareholder Report [Line Items]
Fund Name	Dean Mid Cap Value Fund
Trading Symbol	DALCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 164,998,209	$ 164,998,209
Holdings Count | Holding	57	57
Advisory Fees Paid, Amount	$ 429,849
InvestmentCompanyPortfolioTurnover	16.00%
C000044155
Shareholder Report [Line Items]
Fund Name	Dean Small Cap Value Fund
Trading Symbol	DASCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 226,818,664	$ 226,818,664
Holdings Count | Holding	80	80
Advisory Fees Paid, Amount	$ 1,014,013
InvestmentCompanyPortfolioTurnover	57.00%